Operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operations
1.	Operations

Azul S.A. (“Azul”) is a corporation headquartered at Av. Marcos Penteado de Ulhôa Rodrigues, 939, in the city of Barueri, in the state of São Paulo, Brazil. Azul was incorporated on January 3, 2008 and is a holding company for providers of airline passenger and cargo services. Azul and its subsidiaries are collectively referred to as the “Company”.

Azul Linhas Aéreas Brasileiras S.A. (“ALAB”), a 100% owned subsidiary incorporated on January 3, 2008, has operated passenger and cargo air transportation in Brazil since beginning operations on December 15, 2008. Canela Investments LLC (“Canela”), a 100% owned special purpose entity, headquartered in the state of Delaware, United States of America, was incorporated on February 28, 2008, to acquire aircraft outside of Brazil and lease them to ALAB.

The Company’s shares are traded on the BM&FBOVESPA and American Depositary Share (“ADS”) on the New York Stock Exchange (“NYSE”).

The consolidated financial statements comprise the financial statements of Azul and its subsidiaries as follows:

			% equity interest
Entities	Main activities	Country of incorporation	December 30, 2018	December 31, 2017
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Airline operations	Brazil	100.0%	100.0%
Azul Finance LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Finance 2 LLC (a)	Aircraft financing	United States	100.0%	100.0%
Blue Sabiá LLC (a)	Aircraft financing	United States	100.0%	100.0%
ATS Viagens e Turismo Ltda. (a)	Package holidays	Brazil	99.9%	99.9%
Azul SOL LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Investment LLP (a)	Group financing	United States	100.0%	100.0%
Fundo Garoupa (b)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Safira (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Azzurra (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Canela Investments LLC (Canela) (a) (c)	Aircraft financing	United States	100.0%	100.0%
Canela 336 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela 407 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela 429 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela Turbo Three LLC (d)	Aircraft financing	United States	100.0%	100.0%
Daraland S.A. (a)	Holding	Uruguay	100.0%	100.0%
Encenta S.A. (Azul Uruguai) (e)	Airline operations	Uruguay	100.0%	100.0%
TudoAzul S.A.	Loyalty programs	Brazil	100.0%	100.0%
Cruzeiro Participações S.A	Participation in others societies	Brazil	99.9%	—

(a)	Azul’s investment is held indirectly through ALAB.
(b)	Azul’s investment is held 4% directly and 96% through ALAB.
(c)	Transfer of ownership from Azul to ALAB on December 1, 2017.
(d)	ALAB’s investments are held indirectly through Canela.
(e)	Investments are held indirectly through Daraland.
(f)	Subsidiary incorporated on February 6, 2018.

Secondary International Offering by Hainan Airlines Holding Co., Ltd (“HNA”)

On June 29, 2018, Azul completed a secondary offering in the United States and elsewhere outside of Brazil, pursuant to which one of its shareholders, HNA, sold 100% of its interest in Azul by selling 58,138,005 preferred shares in the form of American Depositary Shares (ADSs), each representing three preferred shares. The offering did not grant preferred rights to the other shareholder. The international offering price was US$16.15 per ADS.

The international offering represented the sale of all the shares issued by Azul and held by HNA. Consequently, the Company did not receive cash from the transaction.

Senior notes

On October 19, 2017, Azul Investments LLP priced an offering of US$400 million aggregate principal amount of 5.875% senior unsecured notes due in 2024. This transaction is part of Company’s indebtedness management strategy and net proceeds were used to refinance debt and general corporate purposes.

On December 14, 2017, the total amount referring to the Senior Notes was exchanged from dollars to reais by means of swap derivative contracts and exchange options to protect interest costs, and through exchange options to protect the principal amount against foreign currency fluctuations up to an exchange rate of R$4.75 for US$1.00.